Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Of Changes In Equity [Abstract]
Dividends paid, per share	$ 8.42	$ 7.62
Capital distribution, per share	$ 3.03	$ 2.38